Stockholders' Equity and Stock-based Compensation - Summary of the Warrant Activity (Details)	12 Months Ended
Jun. 30, 2026 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, Beginning Balance	0
Issued	30,203,375
Exercised	(1,544,761)
Outstanding, Ending Balance	28,658,614